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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter  Ended: December 31, 2009
                                                 -----------------

 Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.): |_|  is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:      First Q Capital, LLC
            -------------------------------------------------
 Address:   888 San Clemente Drive, Suite 180
            -------------------------------------------------
            Newport Beach, California 92660
            -------------------------------------------------

 Form 13F File Number:  28-12239
                        --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:        Joseph S. Schuchert III
              -----------------------------------------------
 Title:       Managing Director
              -----------------------------------------------
 Phone:       (949) 720-3000
              -----------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joseph S. Schuchert III      Newport Beach, California    February 10, 2010
---------------------------      -------------------------    -----------------
        [Signature]                    [City, State]               [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                       ---------------------

Form 13F Information Table Entry Total:        57
                                       ---------------------

Form 13F Information Table Value Total:        $156,722
                                       ---------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                           FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN4              COLUMN5      COLUMN6    COLUMN7       COLUMN8
------------------------------------------------------------------------------------------------------------------------------------
                                                          VALUE     SHRS OR   SH/  PUT/   INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER       TITLE OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL   DISCRETION   MGRS     SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Aercap Holdings                     SHS       N00985106       192     21,229   SH             YES      NONE     21,229
AGA Medical Holdings Inc            SHS       008368102       222     15,000   SH             YES      NONE     15,000
Allegiant Travel Co                 Com       01748X102       210      4,444   SH             YES      NONE      4,444
Allied World Assurance              Com       G0219G203       180      3,899   SH             YES      NONE      3,899
American Reprographics              Com       029263100     3,567    508,845   SH             YES      NONE    508,845
Avago Technologies Ltd              SHS       Y0486S104       216     11,800   SH             YES      NONE     11,800
BARE Escentuals                     Com       067511105       159     12,966   SH             YES      NONE     12,966
Brookdale Senior Living             Com       112463104       208     11,434   SH             YES      NONE     11,434
Burger King Holdings                Com       121208201       204     10,815   SH             YES      NONE     10,815
CB Richard Ellis Group             CL A       12497T101    1,5657  1,153,801   SH             YES      NONE  1,153,801
Celanese Corp                    Com Ser A    150870103     5,103    158,965   SH             YES      NONE    158,965
China Nepstar                  Sponsored ADR  16943C109       189     25,908   SH             YES      NONE     25,908
Cinemark Holdings                   Com       17243V102       220     15,303   SH             YES      NONE     15,303
Dice Holdings                       Com       253017107       205     31,253   SH             YES      NONE     31,253
Dollar General Corp                 Com       256677105       186      8,300   SH             YES      NONE      8,300
Dresser-Rand Group                  Com       261608103    13,853    438,260   SH             YES      NONE    438,260
Dyncorp Int.                      Class A     26817C101     8,234    573,809   SH             YES      NONE    573,809
Emdeon Inc                        Class A     29084T104       188     12,300   SH             YES      NONE     12,300
Energy Solutions                    Com       292756202     8,649  1,018,758   SH             YES      NONE  1,018,758
Eurand NV                           SHS       N31010106       191     14,825   SH             YES      NONE     14,825
Flagstone Reinsurance Hldg.         SHS       G3529T105       189     17,233   SH             YES      NONE     17,233
Genco Shipping & Trading Ltd        SHS       Y2685T107       155      6,905   SH             YES      NONE      6,905
Genpact Ltd                         SHS       G3922B107       204     13,699   SH             YES      NONE     13,699
GT Solar International              Com       3623E0209       219     39,434   SH             YES      NONE     39,434
HHGregg Inc                         Com       42833L108       219      9,919   SH             YES      NONE      9,919
Interline Brands Inc                Com       458743101       186     10,772   SH             YES      NONE     10,772
IPG Photonics                       Com       44980X109       201     12,009   SH             YES      NONE     12,009
J Crew Group                        Com       46612H402       196      4,378   SH             YES      NONE      4,378
Kinetic Concepts                    Com       49460W208    15,397    408,952   SH             YES      NONE    408,952
Kinetic Concepts                    Com       49460W208     5,648    150,000   SH   PUT       YES      NONE    150,000
Koppers Hldg                        Com       50060P106       187      6,149   SH             YES      NONE      6,149
Lululemon Athletica Inc             Com       550021109       204      6,784   SH             YES      NONE      6,784
Maidenform Brands Inc.              Com       560305104     3,679    220,424   SH             YES      NONE    220,424
Medassets Inc                       Com       584045108       168      7,941   SH             YES      NONE      7,941
Mercadolibre                        Com       58733R102       212      4,094   SH             YES      NONE      4,094
Ntelos Holdings Corp                Com       67020Q107    10,550    592,336   SH             YES      NONE    592,336
Orbitz Worldwide                    Com       68557K109     4,768    649,561   SH             YES      NONE    649,561
Pike Electric Corp                  Com       721283109       930    100,230   SH             YES      NONE    100,230
Pike Electric Corp                  Com       721283109     2,593    279,400   SH   CALL      YES      NONE    279,400
Prestige Brands Hldg Inc            Com       74112D101       212     26,944   SH             YES      NONE     26,944
Railamerica Inc                     Com       750753402       183     15,000   SH             YES      NONE     15,000
Regency Energy Partners LP     Com Units LP   75885Y107       209      9,972   SH             YES      NONE      9,972
Riskmetrics Group Inc               Com       767735103       209     13,153   SH             YES      NONE     13,153
Rockwood Hldg                       Com       774415103       192      8,170   SH             YES      NONE      8,170
Rue21 Inc                           Com       781295100       213      7,600   SH             YES      NONE      7,600
Seagate Technology                  SHS       G7945J104    13,035    716,608   SH             YES      NONE    716,608
Select Medical Holdings Corp        Com       81619Q105       216     20,300   SH             YES      NONE     20,300
Solera Hldg                         Com       83421A104     5,821    161,656   SH             YES      NONE    161,656
STR Holdings Inc                    Com       78478V100       229     14,600   SH             YES      NONE     14,600
Syniverse Hldg                      Com       87163F106       200     11,467   SH             YES      NONE     11,467
Transdigm Group Inc                 Com       893641100     4,795    100,970   SH             YES      NONE    100,970
Validus Hldg                      Com SHS     G9319H102       196      7,277   SH             YES      NONE      7,277
Verifone Holdings                   Com       92342Y109    19,305  1,178,600   SH   CALL      YES      NONE  1,178,600
Vitamin Shoppe Inc                  Com       92849E101       220      9,900   SH             YES      NONE      9,900
Warner Chilcott                  SHS CL A     G94368100       301     10,562   SH             YES      NONE     10,562
Warner Music Group                  Com       934550104       150     26,432   SH             YES      NONE     26,432
Weight Watchers Intl                Com       948626106     7,298    250,260   SH             YES      NONE    250,260

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